Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of financial information of joint operation

	As of December 31, 2021	As of December 31, 2020

Assets
Noncurrent assets	88,927	11,465
Current assets	6,432	3,967

Liabilities
Noncurrent liabilities	57,088	1,353
Current liabilities	23,913	3,509

	Year ended December 31,2021	Year ended December 31,2020	Year ended December 31,2019

Revenue from contracts with customers	3,200	2,490	4,522
Operating costs	(4,513)	(4,914)	(9,103)
Selling expenses	(256)	(4)	(106)
General and administrative expenses	(953)	(1,760)	(1,488)
Exploration expenses	(446)	(646)	(667)
Other operating income and expenses	(8,076)	(1,385)	(74)
Financial results, net	(457)	56	(961)

Total	(11,501)	(6,163)	(7,877)

PELSA [member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2021, 2020, and 2019, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:

Name	Location	Equity interest			Operator	Up to year
		2021	2020	2019
Argentina
25 de Mayo - Medanito S.E.	Río Negro	100%	100%	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	100%	100%	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	100%	100%	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	100%	100%	100%	Vista Argentina	2053
Entre Lomas	Río Negro	100%	100%	100%	Vista Argentina	2026
Entre Lomas	Neuquén	100%	100%	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	100%	100%	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	100%	100%	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—%	10%	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	84.62%	84.62%	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2036
Acambuco - “Macueta”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—%	16.9%	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	90%	90%	90%	Vista Argentina	2054
Aguada Federal	Neuquén	50%	—%	—%	Wintershall	2050
Bandurria Norte	Neuquén	50%	—%	—%	Wintershall	2050

Mexico
Area CS-01	Tabasco	100%	50%	50%	Vista Holding II	2047
Area A-10	Tabasco	—%	50%	50%	Jaguar	2047
Area TM-01	Veracruz	—%	50%	50%	Jaguar	2047